Demonstration plant (formerly Pilot plant) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Aqualung pilot plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	$ 124
Demonstration plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	9,800	$ 13,974
Internet | Demonstration plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	25	11
Personnel | Aqualung pilot plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	81
Personnel | Demonstration plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	5,616	6,052
Reagents | Demonstration plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	588	3,027
Repairs and maintenance | Demonstration plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	371	38
Supplies | Aqualung pilot plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	27
Supplies | Demonstration plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	1,422	3,560
Testwork | Demonstration plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	1,510	1,060
Office trailer rental | Demonstration plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	108	76
Utilities | Aqualung pilot plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	16
Utilities | Demonstration plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	118	$ 150
Vehicle | Demonstration plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	31
Waste disposal & recycling | Demonstration plant
Demonstration plant (formerly Pilot plant)
Pilot plant operations	$ 11